Significant Accounting Policies (FY) (Details)		12 Months Ended
	Jun. 10, 2020 shares	Dec. 31, 2019 USD ($) Segment shares	Jun. 09, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2018 USD ($) shares
Significant Accounting Policies [Abstract]
Common stock, shares issued (in shares)		600,090		600,090	548,590
Common stock, shares outstanding (in shares)		600,090		600,090	548,590
Segment Analysis [Abstract]
Number of reportable segments | Segment		1
Subsequent Event [Member]
Significant Accounting Policies [Abstract]
Reverse stock split ratio	0.01
Common stock, shares issued (in shares)	600,090		60,009,005
Common stock, shares outstanding (in shares)	600,090		60,009,005
Minimum [Member]
Depreciation [Abstract]
Estimated useful lives		4 years
Maximum [Member]
Depreciation [Abstract]
Estimated useful lives		7 years
Fair Value, Level 2 [Member]
Fair Value of Financial Instruments [Abstract]
Securities owned | $		$ 0			$ 0
Fair Value, Level 3 [Member]
Fair Value of Financial Instruments [Abstract]
Securities owned | $		$ 0			$ 0